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                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Avenue, NW
                             Washington, D.C. 20004



May 5, 2003

Securities and Exchange Commission
450 Fifth Street, NW
Judiciary Plaza
Washington, DC  20549

Re: Strong Life Stage Series (File Nos. 333-66647 and 811-09091) Filing Pursuant to Rule 497(j)

Ladies and Gentlemen:

On behalf of Strong Life Stage Series, Inc., we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter certifying that the form of prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the registrant's Post-Effective Amendment No. 13, which was filed via EDGAR on April 30, 2003.

Please contact me at (202) 739-5654 if you have any questions or comments concerning this filing.


Sincerely,

/s/ W. John McGuire

W. John McGuire